                                                    Registration No. 2-93177
                                                    File No. 811-4108

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549
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                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
Pre-Effective Amendment No.                                        [  ]
Post-Effective Amendment No. 51                                    [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
         Amendment No. 47

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                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
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                        (Exact Name of Registrant as Specified in Charter)

                     6803 South Tucson Way, Centennial, Colorado 80112-3924
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                    (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [X]      on April 30, 2007 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

     This Post-Effective  Amendment No. 51 (the "Amendment") to the Registrant's
Registration  Statement  on Form N-1A  (File  No.  2-93177)  (the  "Registration
Statement")  incorporates  by  reference  Parts  A  and  B to  the  Registration
Statement,  each dated  April 30,  2006,  previously  filed in  connection  with
Post-Effective  Amendment No. 48. The Amendment also  incorporates  by reference the additional Part A and Part B disclosure  previously filed in  Post-Effective
Amendment  No. 50 to the  Registration  Statement  filed on February 5, 2007 and
Part C from that Post-Effective  Amendment No. 50. This Amendment is being filed for the sole purpose of designating April 30, 2007 as the new effective date for
Post-Effective Amendment No. 50.

                                                    SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the  City of New  York  and  State of New York on the 5th day of
April, 2007.

                                    OPPENHEIMER VARIABLE ACCOUNT FUNDS

                              By:     /s/ John V. Murphy*
                                      John V. Murphy, President,
                                      Principal Executive Officer and Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                          Title                            Date

/s/ William L. Armstrong*      Chairman of the                   April 5, 2007
William L. Armstrong           Board of Trustees

/s/ John V. Murphy*            President, Principal              April 5, 2007
John V. Murphy                 Executive Officer and Trustee

/s/ Brian W. Wixted*           Treasurer, Principal              April 5, 2007
Brian W. Wixted                Financial & Accounting
                               Officer

/s/ Robert G. Avis*            Trustee                           April 5, 2007
Robert G. Avis

/s/ George C. Bowen*           Trustee                           April 5, 2007
George C. Bowen

/s/ Edward L. Cameron*         Trustee                           April 5, 2007
Edward L. Cameron

/s/ Jon S. Fossel*             Trustee                           April 5, 2007
Jon S. Fossel

/s/ Sam Freedman*              Trustee                           April 5, 2007
Sam Freedman

/s/ Beverly L. Hamilton*       Trustee                           April 5, 2007
Beverly L. Hamilton

/s/ Robert J. Malone*          Trustee                           April 5, 2007
Robert J. Malone

/s/ F. William Marshall, Jr.*  Trustee                           April 5, 2007
F. William Marshall, Jr.

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact